INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

9F Inc. is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, it is not subject to tax on either income or capital gain.

According to the HK regulations, HK entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong with effect from April 1, 2018. The first HK$2 millions of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered tax regime, each group of connected entities can nominate only one entity to benefit from the two-tiered tax rate.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the Group’s subsidiaries domiciled in the PRC are subject to 25% statutory rate unless they are qualified for preferential income tax rate status in accordance with the EIT Law. Certain of the Group’s PRC subsidiaries and VIEs enjoy a preferential income tax rate of 15% or 20% under the EIT Law. A “high and new technology enterprise” is entitled to a favorable income tax rate of 15% and such qualification is reassessed by relevant governmental authorities every three years. Jiufu Shuke Technology Group Co, Ltd (“Jiufu Shuke”) was qualified as a “high and new technology enterprise” and thus enjoyed a preferential income tax rate of 15% for 2022.Beijing Yilian Digital Cloud Technology Co., Ltd(“Yilian”), a subsidiary of Beijing Lirongxing Trading Co., Ltd(“Lirongxing”), was qualified as a “high and new technology enterprise” and thus enjoyed a preferential income tax rate of 15% for 2022. Shenzhen Fuben Network Technology Co., Ltd(“Fuben”), was qualified as a “high and new technology enterprise” and thus enjoyed a preferential income tax rate of 15% for 2022. In 2022, all of the above companies are subject to income tax rate of 15%, There are no paid any tax and therefore do not receive the tax return.

The Group’s subsidiaries domiciled in South Asia are subject to 20% statutory rate.

The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax	42,758	26,735	11,623
Deferred tax	495,564	—	—
Total	538,322	26,735	11,623

The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before income tax expenses	(1,691,563)	(201,568)	(602,746)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(422,891)	(50,392)	(150,686)
Non-deductible expenses	278,303	700	3,486
Change in valuation allowance	504,360	60,421	32,463
Effect of tax holiday and preferential tax rate	104,218	6,522	163,113
Share-based compensation expenses	72,657	13,085	1,332
Effect of different tax rates of subsidiaries operating in other jurisdictions	1,675	(3,601)	(38,085)
Income tax expense	538,322	26,735	11,623

The aggregate amount and per ordinary share effect of the tax holiday, the certification expiration date varies from October 21, 2023 to December 23, 2024 and preferential tax rate are as follows:

	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(104,218)	(6,522)	(163,113)
The aggregate effect on basic and diluted net income per ordinary share:
-Basic and diluted	(0.52)	(0.03)	(0.70)

The tax effects of temporary differences that gave rise to the deferred tax balances are as follows:

	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Deferred revenue	11,786	—	—
Accrued expenses	106,404	—	—
Allowance for doubtful accounts	330,488	368	478
Net operating loss carry forwards	142,722	120,523	52,660
Excess advertising fee	12,630	—
Less: valuation allowance	(604,030)	(120,891)	(53,138)
Total deferred tax assets, net	—	—	—

The movements in the valuation allowance for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	99,670	604,030	120,891
Additions	504,360	—	32,463
Reversal	—	(483,139)	(100,216)
Balance at December 31,2021 and 2022	604,030	120,891	53,138

	December 31,	December 31,
	2021	2022
	RMB	RMB
Intangible asset from acquisition	7,730	7,126
Total deferred tax liabilities	7,730	7,126

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The valuation allowance is considered on each individual entity basis. Considering all the above factors, valuation allowances are established for certain entities because the Group believes that it is more likely than not that its net deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Group and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Group and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%, the Group is not subject to any other uncertain tax position.

The EIT regulations (i.e. Caishui [2011] No. 112) specify that legal entities organized in the Xinjiang Kashgar Special Economic Development Area upon meeting certain requirements can qualify for five years exemption on income tax. Uncertainties exist with regard to whether Xinjiang Shuke can meet the requirements stipulated under the current EIT regulations as well as whether the Group’s income allocation to entities in Xinjiang match with their business substance. Despite the present uncertainties resulting from the limited tax implementation guidance for the preferential tax treatment of the above regulation in Xinjiang and the tax authorities’ view on the income allocation, the Group believes that the legal entities in the Xinjiang Kashgar Special Economic Development Area meet the requirements as stipulated by the prevailing EIT laws and regulations and therefore can qualify for the income tax exemption and the current income allocation ratio can be sustained. If the PRC tax authorities subsequently determine that these entities do not qualify for the income tax exemption status or the income allocation ratio is not in compliance with arm’s length principle, these entities will be subject to the PRC income taxes, at a statutory rate of 25%, or a transfer pricing adjustment would be made to increase the profit of other entities (subject to 25% or 15% EIT rate) in the Group, which will in turn increase our tax liability, late payment interest, and penalties of the Group.

According to PRC Tax Administration and Collection Law, the statute of limitations is for a period of three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2020, the Group is subject to examination of the PRC tax authorities.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”), are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2021 and December 31, 2022.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIEs without significant tax costs. As such, the Group did not accrue deferred tax liabilities on the earnings of the VIEs given that the Group will ultimately use the means.